Variable Portfolio – Partners International Core Equity Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Partners International Core Equity Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Austria 1.9%
Erste Group Bank AG	504,799	34,917,498
Brazil 1.8%
MercadoLibre, Inc.(a)	16,586	32,357,130
China 2.5%
Contemporary Amperex Technology Co., Ltd., Class A	385,581	13,495,424
Tencent Music Entertainment Group, ADR	2,232,449	32,169,590
Total		45,665,014
Denmark 0.9%
Vestas Wind Systems A/S(a)	1,185,220	16,396,929
France 8.6%
EssilorLuxottica SA	148,165	42,696,501
Legrand SA	331,705	35,128,749
Sanofi SA	309,752	34,296,328
Schneider Electric SE	187,432	43,414,104
Total		155,535,682
Germany 8.2%
Infineon Technologies AG	1,078,846	35,963,226
SAP SE	225,506	60,424,260
Siemens AG, Registered Shares	226,731	52,362,687
Total		148,750,173
Indonesia 1.4%
PT Bank Central Asia Tbk	48,245,600	24,763,744
Italy 1.8%
FinecoBank Banca Fineco SpA	1,687,620	33,426,002
Japan 19.3%
FUJIFILM Holdings Corp.	1,096,200	21,002,067
ITOCHU Corp.	810,200	37,611,876
Keyence Corp.	103,000	40,500,648
Mitsubishi UFJ Financial Group, Inc.	4,671,900	63,695,836
MS&AD Insurance Group Holdings, Inc.	2,015,800	43,839,304
Recruit Holdings Co., Ltd.	632,200	32,755,086
Shimano, Inc.	123,500	17,341,006
Sony Group Corp.	2,447,500	61,929,108
Terumo Corp.	1,739,700	32,734,261
Total		351,409,192
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 8.1%
ASML Holding NV	86,307	57,115,708
Heineken NV	377,820	30,807,595
Shell PLC	1,610,280	58,927,560
Total		146,850,863
Norway 1.6%
DNB Bank ASA	1,131,166	29,764,014
Spain 4.2%
Bankinter SA	3,503,801	38,945,391
Iberdrola SA	2,330,128	37,627,106
Total		76,572,497
Sweden 1.7%
Svenska Handelsbanken AB, Class A	2,674,368	30,224,409
Switzerland 8.8%
Chocoladefabriken Lindt & Spruengli AG	3,676	49,697,478
Cie Financiere Richemont SA, Class A, Registered Shares	276,049	48,188,751
Roche Holding AG, Genusschein Shares	191,574	63,052,297
Total		160,938,526
United Arab Emirates —%
NMC Health PLC(a),(b),(c)	293,698	0
United Kingdom 20.2%
AstraZeneca PLC	274,749	40,345,473
BAE Systems PLC	1,360,089	27,463,592
Bunzl PLC	914,908	35,193,232
Diageo PLC	1,277,295	33,379,098
Haleon PLC	7,421,643	37,480,839
Lloyds Banking Group PLC	42,841,960	40,182,178
Reckitt Benckiser Group PLC	570,415	38,571,765
RELX PLC	1,166,634	58,600,832
Unilever PLC	952,343	56,823,523
Total		368,040,532

Variable Portfolio – Partners International Core Equity Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Core Equity Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 7.6%
ARM Holdings PLC, ADR(a)	96,207	10,273,945
Booking Holdings, Inc.	6,405	29,507,258
GSK PLC	2,212,803	42,287,122
Liberty Media Corp.-Liberty Formula One, Class C(a)	384,160	34,578,242
lululemon athletica, Inc.(a)	79,131	22,398,821
Total		139,045,388
Total Common Stocks (Cost $1,497,182,326)		1,794,657,593

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(d),(e)	10,920,888	10,918,704
Total Money Market Funds (Cost $10,917,612)		10,918,704
Total Investments in Securities (Cost $1,508,099,938)		1,805,576,297
Other Assets & Liabilities, Net		15,124,084
Net Assets		$1,820,700,381
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(e)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	55,979,472	123,282,692	(168,344,928)	1,468	10,918,704	1,911	314,973	10,920,888
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Partners International Core Equity Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7054_12_D01_(05/25)